Summary of Significant Accounting Policies Contingent Consideration (Policies)	12 Months Ended
Dec. 28, 2013
Contingent Consideration [Abstract]
Contingent Consideration [Policy Text Block]
Contingent Consideration: In connection with certain business combinations or purchases of intellectual property the Company may agree to provide future contingent consideration payments. Payment of the additional consideration is generally contingent on the acquired company reaching certain performance milestones, including attaining specified revenue levels, achieving product development targets or receiving regulatory approvals to market products. Contingent consideration is recognized on the acquisition date at the estimated fair value of the contingent milestone payment(s). The acquisition date fair value is measured based on the consideration expected to be transferred (probability-weighted), discounted back to present value. The discount rate used is determined at the time of measurement in accordance with accepted valuation methods. The fair value of the contingent consideration is remeasured to its estimated fair value at each reporting period with the change in fair value recognized in selling, general and administrative expense in the Company's Consolidated Statements of Earnings.